                                       U.S. SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C.  20549
                                                       FORM 24F-2
                                            Annual Notice of Securities Sold
                                                 Pursuant to Rule 24f-2

                                 Read instructions at end of Form before preparing Form.
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1.        Name and address of issuer:
          Midland National Separate Account C
          One Midland Plaza
          Sioux Falls, SD 57193

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2.        Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):[X]


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3.        Investment Company Act File Number:           811-7772

          Securities Act File Number:33-64016 and all other relevant 33 and 333 numbers associated with this separate account.

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4(a).     Last day of fiscal year for which this Form is filed:   December 31, 2006

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4(b).              Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).              Check box if this is the last time the issuer will be filing this Form.


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5.        Calculation of registration fee:
          ----------- ------------------------------------------------------------ -------------------- --------------------

          (i)         Aggregate sale price of securities sold during the fiscal                         $118,354,185
                      year pursuant to section 24(f):

          ----------- ------------------------------------------------------------                      --------------------

          (ii)        Aggregate price of securities redeemed or repurchased        $48,900,540
                      during the fiscal year:

          ----------- ------------------------------------------------------------ -------------------- --------------------

          (iii)       Aggregate price of shares redeemed or repurchased
                      during any prior fiscal year ending no earlier than
                      October 11, 1995 that were not previously used to reduce
                      registration fees payable to the Commission:                 $       _


          ----------- ------------------------------------------------------------ -------------------- --------------------

          (iv)        Total available redemption credits [add items 5(ii) and
                      5(iii)]:                                                                          -$48,900,540

          ----------- ------------------------------------------------------------ -------------------- --------------------

          (v)         Net sales -- if Item 5(i) is greater than Item 5(iv)                              $69,453,644
                      [subtract Item 5(iv) from Item 5(i)]:
          ----------- ------------------------------------------------------------ -------------------- --------------------

          (vi)        Redemption credits available for use in future years -- if   $ _____
                      Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
                      from Item 5(i)]:
          ----------- ------------------------------------------------------------ -------------------- --------------------

          (vii)       Multiplier for determining registration fee (See
                      Instruction C.9):                                                                 x .00003070
          ----------- ------------------------------------------------------------ -------------------- -------------------

          (viii)      Registration fee due [multiply Item 5(v) by Item 5(vii)]
                      (enter "0" if no fee is due):                                =                     $2,132.23

          ----------- ------------------------------------------------------------ -------------------- -------------------
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6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.
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7.        Interest due -- if this Form is being filed more than 90 days after the end of the issuer fiscal year (see
          Instruction D):
                                                                                                     +$        -
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8.        Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                           = $2,132.23
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9.        Date the registration fee and any interest payment was sent to the Commissions lockbox depository:
          March 22, 2007
          Method of Delivery:
                            X     Wire Transfer
|_|       Mail or other means
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                                                       SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


          By (Signature and Title)*  /s/___________________________

                                               Tracy Kirchhoff
                                               Assistant Vice President & Deputy Compliance Officer

          Date   03/28/2007

                            *Please print the name and title of the signing officer below the signature.
